Income Tax - Schedule of Provision (Benefit) For Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Current		$ 94,636
Deferred	$ (281,223)	(1,361)
State and Local
Current	0
Deferred	0
Change in Valuation Allowance	282,584
Income tax provision	$ 1,361	$ 93,275